Share-based compensation (Details Narrative) $ / shares in Units, $ in Millions					1 Months Ended	6 Months Ended
	Apr. 13, 2026 USD ($)	Apr. 13, 2026 SGD ($)	Oct. 10, 2025 shares	Oct. 02, 2025 $ / shares	May 31, 2026 shares	Jun. 30, 2026 SGD ($) shares	Jun. 30, 2025 SGD ($)	Apr. 30, 2026 shares	Dec. 31, 2025 shares
Proceeds from private placement | $	$ 14.9
Shares issued value | $		$ 5,104,000				$ 18,993,000	$ 1,867,000
Shares unissued | shares						3,500,000
Performance Based Class B Shares [Member]
Shares issued price per share | $ / shares				$ 0.38
Common Class B [Member]
Issuance of new Class A Shares, shares | shares			30,000,000		7,000,000
Shares issued contingent | shares			28,000,000			2,000,000
Fundraising | $						$ 40,000,000
Number of shares | shares						3,500,000
Shares unissued | shares						14,000,000		3,500,000	10,500,000
Common Class B [Member] | Minimum [Member]
Fundraising | $						$ 5,000,000
Common Class B [Member] | Maximum [Member]
Fundraising | $						$ 40,000,000